Segment Information (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
CODM description	The Company operates as a single reportable segment, which is consistent with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of reportable segments	1